Document and Entity Information	15 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	OMNITEK ENGINEERING CORP
Document Type	S-1
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Entity Central Index Key	0001404804
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 47,934	$ 31,196	$ 34,944
Accounts receivable, net	55,807	13,506	28,117
Accounts receivable -related party		16,715
Inventory	961,591	1,020,117	1,055,047
Prepaid expense	1,675	2,512
Deposits	85,193	41,943	73,412
Total Current Assets	1,152,200	1,125,989	1,191,520
FIXED ASSETS, net	12,551	13,249
OTHER ASSETS
Intellectual property, net	7,497	8,256	76,518
Total Other Assets	7,497	8,256	76,518
TOTAL ASSETS	1,172,248	1,147,494	1,268,038
CURRENT LIABILITIES
Accounts payable and accrued expenses	130,619	57,828	136,936
Accrued compensation - related parties	347,470	351,580	395,888
Accounts payable - related parties	13,332	2,568	4,068
Notes Payable	40,000
Customer deposits	319,592	286,608	333,887
Total Current Liabilities	851,013	698,584	870,779
Total Liabilities	851,013	698,584	870,779
STOCKHOLDERS' EQUITY
Common stock, 125,000,000 shares authorized no par value 17,247,336 and 17,137,812 shares issued and outstanding, respectively	2,679,299	2,659,299	2,374,799
Additional paid-in capital	4,228,763	4,213,313	4,004,607
Accumulated deficit	(6,586,827)	(6,423,702)	(5,982,147)
Total Stockholders' Equity	321,235	448,910	397,259
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,172,248	$ 1,147,494	$ 1,268,038

Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par or stated value	$ 0	$ 0	$ 0
Common Stock, shares authorized	125,000,000	125,000,000	125,000,000
Common Stock, shares issued	17,247,336	17,137,812	15,659,829
Common Stock, shares oustanding	17,247,336	17,137,812	15,659,829

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 306,369	$ 615,256	$ 1,546,723	$ 1,733,303
COST OF GOODS SOLD	200,612	282,630	793,293	1,154,766
GROSS MARGIN	105,757	332,626	753,430	578,537
OPERATING EXPENSES
General and administrative	237,323	265,857	980,228	1,498,461
Bad debt expense			26	878
Research and development expense	28,894	27,465	143,304	133,302
Depreciation and amortization expense	1,457	20,393	70,484	93,711
Total Operating Expenses	267,674	313,715	1,194,042	1,726,352
LOSS FROM OPERATIONS	(161,917)	18,911	(440,612)	(1,147,815)
OTHER INCOME (EXPENSE)
Interest expense	(408)		(145)	(6,829)
Interest income			2	2
Total Other Income (Expense)	(408)		(143)	(6,827)
NET INCOME (LOSS) BEFORE INCOME TAXES	(162,325)	18,911	(440,755)	(1,154,642)
INCOME TAX EXPENSE	800	800	800	800
Net Income (loss)	$ (163,125)	$ 18,111	$ (441,555)	$ (1,155,442)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	$ (0.01)	$ 0	$ (0.03)	$ (0.07)
BASIC AND DILUTED WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	17,196,734	15,659,829	16,503,731	15,592,640

Statements of Stockholders' Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Accumulated Deficit	Total
Stockholders' Equity at Dec. 31, 2009	$ 16,127,675	$ 2,330,476	$ 3,366,794	$ (4,826,705)	$ 870,565
Common stock issued in payment of debt	94,654	18,698			18,698
Common stock forfeited	(600,000)
Common stock cancelled as collateral for note payable	(100,000)
Common stock issued for services	137,500	25,625			25,625
Compensation expense recognized on options and warrants			637,813		637,813
Common stock issued for cash
Exercise of warrants and options for cash
Exercise of warrants for services
Net Income (loss)				(1,155,442)	(1,155,442)
Stockholders' Equity at Dec. 31, 2010	15,659,829	2,374,799	4,004,607	(5,982,147)	397,259
Common stock issued for services
Compensation expense recognized on options and warrants			208,706		208,706
Common stock issued for cash	300,000	150,000			150,000
Exercise of warrants and options for cash	800,000	134,500			134,500
Exercise of warrants for services	377,983
Net Income (loss)				(441,555)	(441,555)
Stockholders' Equity at Dec. 31, 2011	$ 17,137,812	$ 2,659,299	$ 4,213,313	$ (6,423,702)	$ 448,910

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net Income (loss)	$ (163,125)	$ 18,111	$ (441,555)	$ (1,155,442)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation and amortization expense	1,457	20,393	70,484	93,711
Options and warrants granted	15,450	69,452	208,706	637,813
Impairment of inventory				171,331
Changes in operating assets and liabilities:
Accounts receivable	(42,302)	7,773	14,611	(17,304)
Accounts receivable-related parties	16,715	(30,295)	(16,715)	73,749
Deposits	(43,250)	(38,876)	31,469	57,447
Prepaid Expense	837		(2,512)
Inventory	58,526	95,811	34,930	(142,978)
Accounts payable and accrued expenses	72,791	(71,366)	(79,108)	61,302
Customer deposits	32,984	(51,456)	(47,279)	139,556
Accounts payable-related parties	10,764		(1,500)
Accrued compensation-related parties	(4,110)	(11,924)	(44,308)	95,301
Net Cash (Used in) Provided by Operating Activities	(43,264)	7,623	(272,777)	40,111
INVESTING ACTIVITIES
Purchase of property and equipment		(10,621)	(15,471)
Net Cash Used in Investing Activities		(10,621)	(15,471)
FINANCING ACTIVITIES
Issuance of common stock for cash	20,000		150,000
Exercise of warrants and options for cash			134,500
Note Payable	40,000
Repayment of note payable				(84,158)
Net Cash Provided by (Used in) Financing Activities	60,000		284,500	(84,158)
NET INCREASE (DECREASE) IN CASH	16,737	(2,998)	(3,748)	(44,047)
CASH AT BEGINNING OF PERIOD	31,196	34,944	34,944	78,991
CASH AT END OF PERIOD	47,933	31,946	31,196	34,944
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash Paid For: Interest	408		145	4,720
Cash Paid For: Income taxes	800	800	800	800
NON CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for debt				$ 18,698

Dec 31, 2011 Note 1- Organization and Business Activity	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 1- Organization and Business Activity [Abstract]
Dec 31, 2011 Note 1- Organization and Business Activity

NOTE 1- ORGANIZATION AND BUSINESS ACTIVITY

Omnitek Engineering Corp.

Omnitek Engineering, Corp. (Omnitek) was incorporated on October 9, 2001 as a California corporation.  Omnitek develops and supplies new natural gas engine and advanced engine management systems for gaseous fuels and is the manufacturer of a proprietary technology used to convert old or new diesel engines to operate on natural gas, propane or hydrogen.  Omnitek began operations on October 10, 2001, and was a spin-off from Nology Engineering, Inc.

Dec 31, 2011 Note 3 - Inventory	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 3 - Inventory [Abstract]
Dec 31, 2011 Note 3 - Inventory

NOTE 3 - INVENTORY

Inventory is stated at the lower of cost or market.  The Company’s inventory consists of finished goods and raw material and is located in San Marcos, California at December 31, 2011 and 2010 consisted of the following:

	December 31,	December 31,
Location : San Marco, CA	2011	2010
Raw materials	$946,762	$970,046
Finished goods	674,198	642,360
Peru (finished goods)	18,454	18,454
In transit	8,232	51,716
Allowance for obsolete inventory	(627,529)	(627,529)
Total	$1,020,117	$1,055,047

The Company has established an allowance for obsolete inventory.  Expense for obsolete inventory was $-0- and $171,331, for the years ended December 31, 2011 and 2010, respectively.

Dec 31, 2011 Note 4 - Property and Equipment	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 4 - Property and Equipment [Abstract]
Dec 31, 2011 Note 4 - Property and Equipment

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2011 and 2010 consisted of the following:

	December 31,	December 31,
	2011	2010
Research and development equipment	$41,159	$41,159
Tooling equipment	27,753	22,453
Manufacturing Equipment	10,171	-
Computer equipment	2,721	2,721
Less: accumulated depreciation	(68,555)	(66,333)
Total	$13,249	$-

Depreciation expense for the years ended December 31, 2011 and 2010 was $2,221 and $11,726, respectively.

Dec 31, 2011 Note 5 - Intellectual Property	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 5 - Intellectual Property [Abstract]
Dec 31, 2011 Note 5 - Intellectual Property

NOTE 5 - INTELLECTUAL PROPERTY

The Company’s patents and trademarks at December 31, 2011 and 2010 were as follows:

	December 31,	December 31,
	2011	2010
Patents	$42,295	$42,295
Trademarks	1,920	1,920
Intellectual property and customer list	474,000	474,000
Less: accumulated amortization	(509,959)	(441,697)
Total	$8,256	$76,518

Amortization expense for the years ended December 31, 2011 and 2010 was $68,263 and $81,985, respectively.

Dec 31, 2011 Note 6 - Customer Deposits	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 6 - Customer Deposits [Abstract]
Dec 31, 2011 Note 6 - Customer Deposits

NOTE 6 - CUSTOMER DEPOSITS

The Company may require a customer deposit from domestic and international customers.  As of December 31, 2011 and 2010 the Company had customer deposits of $286,608 and $333,887, respectively.

Dec 31, 2011 Note 7 - Purchase Commitments	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 7 - Purchase Commitments [Abstract]
Dec 31, 2011 Note 7 - Purchase Commitments

NOTE 7 - PURCHASE COMMITMENTS

As of December 31, 2011 and 2010, the Company had outstanding purchase commitments for inventory totaling $166,166 and $184,592 respectively. Of these amounts, the Company had made prepayments of $41,943 as of December 31, 2011 and $73,412 as of December 31, 2010 and had commitments for future cash outlays for inventory totaling $124,223 and $111,180, respectively.

Dec 31, 2011 Note 9 - Note Payable	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 9 - Note Payable [Abstract]
Dec 31, 2011 Note 9 - Note Payable

NOTE 9 - NOTE PAYABLE

At December 31, 2009, the Company had a current note payable, in the amount of $84,158, which bore interest at 12% per annum. The note called for the Company to make monthly payments of $8,885 of principal and interest, with the final payment due October 15, 2010.  The note was secured by 100,000 shares, of the Company’s common stock and certain inventory parts.  As stipulated by the note the 100,000 shares were been issued in the Company’s name.  The note was repaid in full during the year ended December 31, 2010 and the shares were cancelled.

Dec 31, 2011 Note 10 - Stockholders' Equity	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 10 - Stockholders' Equity [Abstract]
Dec 31, 2011 Note 10 - Stockholders' Equity

NOTE 10 – STOCKHOLDERS’ EQUITY

Options and Warrants

During the years ended December 31, 2011 and 2010, the Company granted -0- and -0- warrants for services, respectively.  During the years ended December 31, 2011 and 2010, the Company recognized expense of $12,997 and $52,712 related to warrants that vested, respectively.

During the years ended December 31, 2011 and 2010, the Company granted $0 and 700,000, respectively previously expired options to a consultant. The fair value of the options granted was estimated on the date granted using the Black-Scholes pricing model, with the following assumptions used for the valuation: risk-free interest rate of 0.97%, expected dividend yield of zero, expected lives of one and one half years and expected volatility of 196.7%.  During the years ended December 31, 2011 and 2010, the Company recognized expense of $195,709 and $585,101 related to options that vested during the years, respectively.

In April 2007, the Company’s shareholders approved its 2006 Long-Term Incentive Plan (“the Plan”).   Under the plan, the Company may issue up to 10,000,000 shares of both Incentive Stock Options to employees only and Non-Qualified Stock Options to employees and consultants at its discretion.  As of December 31, 2011 the Company has a total of 4,520,000 options issued under the plan.

A summary of the status of the options and warrants granted at December 31, 2011 and 2010, and changes during the years then ended is presented below:

	December 31,		December 31,
	2011		2010
		Weighted-Average		Weighted-Average
	Shares	Exercise Price	Shares	Exercise Price
Outstanding at beginning of year	5,870,000	$0.52	5,170,000	$0.57
Granted	-	-	700,000	0.13
Exercised	(1,177,983)	0.15	-	-
Expired or cancelled	(1,872,017)	0.43	-	-
Outstanding at end of year	2,820,000	0.73	5,870,000	0.52

Exercisable	2,820,000	$0.73	4,750,000	$0.48

A summary of the status of the options and warrants outstanding at December 31, 2011 is presented below:

Range of Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life	Number Exercisable	Weighted-Average Exercise Price
$0.01-0.50	200,000	2.78 years	200,000	$0.38
$0.51-0.75	1,580,000	.88 years	1,580,000	0.63
$0.76-1.00	1,040,000	.86 years	1,040,000	0.94

$0.01-1.00	2,820,000	1.0 years	2,820,000	$0.73

Common Stock

On November 16, 2009 the Company issued 100,000 shares of common stock in the Company’s name as partial collateral for the note payable.  These shares were cancelled in 2010 upon the repayment of the note payable.

An officer of the Company, resigned effective January 15, 2010.  Under mutual agreement, the officer surrendered 600,000 shares of the Company’s common stock acquired by him in a prior merger.

On January 5, 2010 the Company issued 20,000 shares of common stock for legal services valued at $7,500. On September 22, 2010 the Company issued 137,500 shares of common stock in the Company’s for consulting services valued at $25,625. On December 31, 2010 the Company issued 74,654 shares of common stock in the Company’s for legal and consulting services valued at $11,198.

On May 20, 2011, the Company issued an aggregate of 300,000 shares of its common stock in consideration of the capital contribution of $150,000 and 700,000 shares of its common stock in consideration of the capital contribution of $87,500 upon the exercise of a warrant.

On May 20, 2011, the Company issued an aggregate of 377,983 shares of its common stock upon the cashless exercise of warrants issued for services.

Mar 31, 2012 NOTE 1 - Condensed Financial Statements	15 Months Ended
Mar. 31, 2012
Mar 31, 2012 NOTE 1 - Condensed Financial Statements [Abstract]
Mar 31, 2012 NOTE 1 - Condensed Financial Statements

NOTE 1 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations, and cash flows at March 31, 2012, and for all periods presented herein, have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted.  It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company's December 31, 2011 audited financial statements.  The results of operations for the periods ended March 31, 2012 and 2011 are not necessarily indicative of the operating results for the full years.

Dec 31, 2011 and Mar 31, 2012 NOTES - Significant Accounting Policies	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 and Mar 31, 2012 NOTES - Significant Accounting Policies [Abstract]
Dec 31, 2011 and Mar 31, 2012 NOTES - Significant Accounting Policies

December 31, 2011

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.       Accounting Methods

The Company's financial statements are prepared using the accrual method of accounting.  The Company has elected a December 31, year-end.

b.       Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

c.       Accounts Receivable

Trade receivables are carried at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis.  Management determines the allowance for doubtful accounts by identifying troubled accounts and by using historical experience applied to an aging of accounts.  Trade receivables are written off when deemed uncollectible.  Recoveries of trade receivables previously written off are recorded when received.

d.       Reclassification

Certain balances in the 2010 financial statements have been reclassified to be consistent with the 2011 presentation.

e.       Basic and Diluted Loss Per Share

The computations of basic loss per share of common stock are based on the weighted average number of common shares outstanding during the period of the financial statements. The common stock equivalents were not included in the computation of the loss per share computation because they are anti dilutive.

	December 31,	December 31,
	2011	2010
Numerator - loss	$(441,556)	$(1,155,442)
Denominator - weighted average number of shares outstanding	16,503,731	15,592,640
Basic and diluted loss per share	$(0.03)	$(0.07)

f.       Property and Equipment

Property and equipment are recorded at cost.  Depreciation and amortization are calculated on the straight-line method over the shorter of the lease term or the estimated useful lives of the assets ranging from three to five years.

g.       Newly Issued Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or financial statements.

h.       Provision For Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification Topic 740, Income Taxes ("Topic 740"), which requires the recognition of deferred tax liabilities and assets at currently enacted tax rates for the expected future tax consequences of events that have been included in the financial statements or tax returns. A valuation allowance is recognized to reduce the net deferred tax asset to an amount that is more likely than not to be realized.

Topic 740 provides guidance on the accounting for uncertainty in income taxes recognized in a company's financial statements. Topic 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

At the adoption date of November 1, 2007, the Company had no unrecognized tax benefit which would affect the effective tax rate if recognized. The Company includes interest and penalties arising from the underpayment of income taxes in the statements of operations in the provision for income taxes. As of December 31, 2011, the Company had no accrued interest or penalties related to uncertain tax positions. The Company files an income tax return in the U.S. federal jurisdiction and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

h.       Provision For Income Taxes (Continued)

The provision (benefit) for income taxes for the year ended December 31, 2011 and 2010 consists of the following:

	December 31,	December 31,
	2011	2010
Federal
Current	$-	$-
Deferred	-	-
State
Current	800	800
Deferred	-	-
	$800	$800

Net deferred tax assets consist of the following components as of December 31, 2011 and 2010:

	December 31,	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryover	$815,946	$685,057
Depreciation	(91,970)	(113,081)
Research and development carry forward	136,465	136,465
Related party accruals	131,540	113,674
Inventory reserve	249,299	249,299
Allowance for doubtful accounts	33,605	33,605
Accrued compensation	80,967	80,967
Deferred tax liabilities:
Valuation allowance	(1,355,852)	(1,185,986)
Net deferred tax asset	$-	$-

The income tax provision differs from the amount of income tax determined by applying the estimated U.S. federal and state income tax rates of 39% to pretax income from continuing operations for the year ended December 31, 2011 and 2010 due to the following:

	December 31,	December 31,
	2011	2010
Book loss	$(172,206)	$(450,622)
Meals and entertainment	476	1,448
State tax deduction	312	312
Related party expense	17,865	4,694
Stock/Options for services	81,395	258,741
Depreciation	21,111	4,574
Accrued compensation	-	41,862
Inventory reserve	-	66,819
Net operating loss carryover	51,047	72,172
Income Tax Expense	$-	$-

At December 31, 2011, the Company had net operating loss carry forwards of approximately $815,000 through 2031.  No tax benefit has been reported in the December 31, 2011 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount. Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

i.       Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

j.       Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. During the year ended December 31, 2011 and 2010, the Company expensed $36,118 and $26,610, respectively.

k.       Revenue Recognition

The Company recognizes revenue from the sale of new engines for use with compressed natural gas and engine components to convert existing engines to compressed natural gas use.  Revenue is recognized upon shipment of the products, and when collection is reasonably assured.

l.       Concentration of Risks

Customers

During the year ended December 31, 2011, seven customers accounted for approximately 65% of sales.

For the year ended December 31, 2010, six customers accounted for approximately 60% of sales.

Suppliers

During the year ended December 31, 2011, one supplier accounted for 20% of products purchased. During the year ended December 31, 2010, one supplier accounted for 15% of products purchased.

m.       Long – Lived Assets

The Company assesses the recoverability of its long lived assets annually and whenever circumstances would indicate that there may be an impairment.  The Company compares the estimated undiscounted future cash flows to the carrying value of the long lived assets to determine if an impairment has occurred.  In the event that an impairment has occurred, the Company will recognize the impairment immediately.

n.       Research and Development

The Company expenses the costs of researching and developing its products during the period incurred. During the years ended December 31, 2011 and 2010, the Company incurred research and development expenses of $143,304 and $133,302, respectively.

o.       Liquidity

Historically, the Company has incurred net losses and negative cash flows from operations.  As of December 31, 2011, the Company had an accumulated deficit of $6,423,702 and total stockholders’ equity of $448,909.  At December 31, 2011, the Company had current assets of $1,125,989, including cash and cash equivalents of $31,196, and current liabilities of $698,584, resulting in working capital of $427,405. For 2011, the Company reported a net loss of $441,555 and net cash used by operating activities of $272,777. Management believes that based on its operating plan, the projected sales for 2012, combined with funds available from its working capital will be sufficient to fund operations for the next twelve months.  However, there can be no assurance that operations and operating cash flows will continue at the current levels or improve in the near future. If the Company is unable to continue profitable operations and obtain positive operating cash flows, it may require additional funding or be forced to scale back its development plans or to significantly reduce or terminate operations.

p.      Stock- Based Compensation

The Company recognizes compensation expense for stock-based awards expected to vest on a straight-line basis over the requisite service period of the award based on their grant date fair          value.  The Company estimates the fair value of stock options using a Black-Scholes option pricing model which requires management to make estimates for certain assumptions regarding      risk-free interest rate, expected life of options, expected volatility of stock and expected dividend yield of stock.

March 31, 2012

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position, or statements.

Inventory

Inventory is stated at the lower of cost or market.  The Company’s inventory consists of finished goods and raw material and is located in San Marcos, California at March 31, 2012 and December 31, 2011 consisted of the following:

	March 31,	December 31,
	2012	2011
Raw materials	$872,830	$946,762
Finished goods	697,836	674,198
Peru (finished goods)	18,454	18,454
In transit	-0-	8,232
Allowance for obsolete inventory	(627,529)	(627,529)
Total	$961,591	$1,020,117

The Company has established an allowance for obsolete inventory.  Expense for obsolete inventory was $-0- and $-0-, for the periods ended March 31, 2012 and December 31, 2011, respectively.

Income Taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification Topic 740, Income Taxes ("Topic 740"), which requires the recognition of deferred tax liabilities and assets at currently enacted tax rates for the expected future tax consequences of events that have been included in the financial statements or tax returns. A valuation allowance is recognized to reduce the net deferred tax asset to an amount that is more likely than not to be realized.

Topic 740 provides guidance on the accounting for uncertainty in income taxes recognized in a company's financial statements. Topic 740 requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely-than-not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.

At the adoption date of November 1, 2007, the Company had no unrecognized tax benefit which would affect the effective tax rate if recognized. The Company includes interest and penalties arising from the underpayment of income taxes in the statements of operations in the provision for income taxes. As of March 31, 2012 and December 31, 2011 the Company had no accrued interest or penalties related to uncertain tax positions. The Company files an income tax return in the U.S. federal jurisdiction and the state of California. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or non-U.S. income tax examinations by tax authorities for years before 2008.

Dec 31, 2011 and Mar 31, 2012 NOTES - Related Party Transactions	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 and Mar 31, 2012 NOTES - Related Party Transactions [Abstract]
Dec 31, 2011 and Mar 31, 2012 NOTES - Related Party Transactions

December 31, 2011

NOTE 8 - RELATED PARTY TRANSACTIONS

Accounts Receivable – Related Parties

During the years ended December 31, 2007 through 2010, the Company a minority interest in various distributors in exchange for use of the Company’s name and Logo. As of December 31, 2011, the Company owned a 15% interest in Omnitek Engineering Thailand Co. Ltd., a 20% interest in Omnitek Peru S.A.C., and a 5% interest in Omnitek Stationary, Inc.  As of December 31, 2011 and 2010, the Company was owed $16,715 and $-0-, respectively, by related parties for the purchase of products.

Accounts Payable – Related Parties

The Company regularly incurs expenses that are paid for by related parties and purchases goods and services from related parties. As of December 31, 2011 and 2010, the Company owed related parties for such expenses, goods and services in the amounts of $2,568 and $4,068, respectively.

Accrued Compensation – Related Parties

During the year ended December 31, 2011 and 2010, related parties were due amounts for services performed for the Company.  As of December 31, 2011 and 2010 the related parties’ payables consisted of the following:

	December 31,	December 31,
	2011	2010
Amounts due to the president	$271,253	$309,446
Amounts due to other officers of the company	80,327	86,442
Total	$351,580	$395,888

March 31, 2012

NOTE 3 - RELATED PARTY TRANSACTIONS

Accounts Receivable – Related Parties

During the years ended December 31, 2007 through 2010, the Company a minority interest in various distributors in exchange for use of the Company’s name and logo. As of December 31, 2011, the Company owned a 15% interest in Omnitek Engineering Thailand Co. Ltd., a 20% interest in Omnitek Peru S.A.C., and a 5% interest in Omnitek Stationary, Inc.  As of March 31, 2012 and December 31, 2011, the Company was owed $-0- and $16,715, respectively, by related parties for the purchase of products.

Accounts Payable – Related Parties

The Company regularly incurs expenses that are paid for by related parties and purchases goods and services from related parties. As of March 31, 2012 and December 31, 2011, the Company owed related parties for such expenses, goods and services in the amounts of $13,332 and $2,568, respectively.

Accrued Expenses – Related Parties

During the periods ended March 31, 2012 and December 31, 2011, related parties were due amounts for services performed for the Company.  During the three months ended March 31, 2012, officers of the company contributed $2,428 as compensation and the Company made cash payments of $6,538.

As of March 31, 2012 and December 31, 2011 the related parties’ payables consisted of the following:

	March 31,	December 31,
	2012	2011
Amounts due to the president	$265,484	$271,253
Amounts due to other officers of the company	81,986	80,327
Total	$347,470	$351,580

Line of Credit Payable  – Related Parties

On February 15, 2012 the Company has entered into a revolving line of credit agreement with a shareholder for $50,000 for an initial period of 6 months. The Company owes $40,000 under the revolving line of credit as of March 31, 2012. The revolving line of credit bears interest at 9% per annum and is secured by 100,000 shares of the Company’s common stock. The Company owes $128 of accrued interest on the revolving line of credit as of March 31, 2012. The Company granted 5,000 stock purchase warrants as consideration for the funding of the revolving line of credit resulting in an expense of $15,450.

Mar 31, 2012 NOTE 4 - Stock Options and Warrants	15 Months Ended
Mar. 31, 2012
Mar 31, 2012 NOTE 4 - Stock Options and Warrants [Abstract]
Mar 31, 2012 NOTE 4 - Stock Options and Warrants

NOTE 4 - STOCK OPTIONS AND WARRANTS

During the three months ended March 31, 2012, the Company granted 5,000 warrants as consideration for the funding of the revolving line of credit.  The fair value of the options granted was estimated on the date granted using the Black-Scholes pricing model, with the following assumptions used for the valuation: risk-free interest rate of 85.00%, expected dividend yield of zero, expected life of five years and expected volatility of 582.87%. The warrants have an exercise price of 2.68, and can be exercised at any time and expire in five years from the grant date.

During the three months ended March 31, 2012 and 2011, the Company recognized expense of $15,450 and $69,452, respectively, for options and warrants that vested during the periods pursuant to ASC Topic 718.

In April 2007, the Company’s shareholders approved its 2006 Long-Term Incentive Plan (“the Plan”). Under the plan, the Company may issue up to 10,000,000 shares of both Incentive Stock Options to employees only and Non-Qualified Stock Options to employees and consultants at its discretion. As of March 31, 2012 the Company has a total of 2,825,000 options issued under the plan.

 A summary of the status of the options and warrants granted at March 31, 2012 and December 31, 2011 and changes during the periods then ended is presented below:

	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of period	2,820,000	$0.73	5,870,000	$0.52
Granted	5,000	2.68	-	-
Exercised		-	(1,177,983)	0.15
Expired or canceled	-	-	(1,872,017)	0.43
Outstanding at end of period	2,825,000	0.73	2,820,000	0.73
Exercisable	2,825,000	$0.73	2,820,000	$0.73

A summary of the status of the options and warrants outstanding at March 31, 2012 is presented below:

	Total Outstanding		Total Exercisable
		Average		Weighted
	Number	Remaining	Number	Average
Range	O/S	Life (Yrs)	Exercisable	Exercisable
$0.01 - 0.50	200,000	2.53	200,000	$0.38
$0.51 - 0.75	1,580,000	0.63	1,580,000	$0.63
$0.76 - 1.00	1,040,000	0.61	1,040,000	$0.94
$1.01 - 3.00	5,000	0.02	5,000	$0.01
$0.01 – 3.00	2,825,000	0.75	2,825,000	$0.73

Dec 31, 2011 and Mar 31, 2012 NOTES - Subsequent Events	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 and Mar 31, 2012 NOTES - Subsequent Events [Abstract]
Dec 31, 2011 and Mar 31, 2012 NOTES - Subsequent Events

December 31, 2011

NOTE 11 – SUBSEQUENT EVENTS

On February 15, 2012, the Company entered into a Revolving Line of Credit Agreement (the “Credit Agreement”) with Chachas Land Co., Inc., a Nevada Corporation (the “Lender”). Under the terms of the Credit Agreement, the Company may borrow, from time to time, up to the principal amount of $50,000, for an initial term of six months which can be extended for an additional six months at the option of the Company pursuant to the terms of the Credit Agreement. The annual interest rate of the Credit Line is 9% with interest paid monthly on the then outstanding balance. The Credit Line is evidenced by a Revolving Line of Credit Note (“Note”).  The Credit Agreement and Note are secured pursuant to the terms of a Stock Pledge Agreement, by common stock of the Company equal to two times the outstanding unpaid principal and accrued interest at any time, with the initial pledge of 100,000 shares of common stock of the Company.  The Credit Agreement, Note and Stock Pledge Agreement contain customary events of default, including, among others, non-payment of principal and interest and in the event the Company is involved in certain insolvency proceedings. In the event of a default, all of the obligations of the Company under the Credit Line may be declared immediately due and payable.

Concurrently with the execution of the Credit Agreement, Note and Stock Pledge Agreement and as a financial accommodation for the extension of credit to the Company, the Company issued a Warrant to the Lender to purchase 5,000 shares of its common stock at an exercise price of $2.68 per share.  The Warrant is exercisable for a period of five years expiring on February 15, 2017.

On February 2, 2012, the Company issued 9,524 restricted shares of its common stock upon receipt of a capital contribution of $20,000 in cash to one accredited investor.

Management has evaluated subsequent events and has determined there are no material subsequent events to report.

March 31, 2012

NOTE 5 - SUBSEQUENT EVENTS

On April 9, 2012, the Company closed a private placement (the “Private Placement”) with select accredited investors (the “Investors”) related to the sale and issuance of an aggregate of 2,602,246 shares of common stock (the “Common Stock”) of the Company (the “Shares”) and warrants to purchase an aggregate of 2,602,246 shares of Common Stock (the “Warrants”). The aggregate gross proceeds raised by the Company were $5,516,762 million. Each Share will be sold to the Investors at $2.12 per Share. The Warrants will expire five (5) years from the date of issue and may be exercised at $3.88 per Share, subject to adjustment in certain circumstances. The Company has allocated $2,758,381 of the total $5,516,762 proceeds to the value of the warrants.

In connection with the Private Placement, the Company paid its placement agents (the “Placement Agents”) an aggregate cash commission equal to $386,173.  In addition, the Company will reimburse the Placement Agents $23,632 for costs and expenses incurred in connection with the Private Placement, and issue to the Placement Agents five-year warrants to purchase an aggregate of 78,067 shares of common stock, at an exercise price of $3.88 per share, subject to adjustment in certain circumstances (the “Placement Agent Warrants”).

The Company also issued to two consultants, five-year warrants purchasing an aggregate of 40,000 shares of common stock, at an exercise price of $3.88 per share.

The Company estimates that the total compensation expense that will be recognized in connection with the warrants using the Black-Scholes pricing model will be $502,965.

On April 10, 2012, the Line of Credit – Related Party was repaid in full and the 100,000 collateral shares were cancelled

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report.  In addition to the events described above, there are no additional material subsequent events to report.